Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2016	May. 12, 2016
Document and Entity Information
Entity Registrant Name	Leo Motors, Inc.
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Entity Central Index Key	0001356564
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		162,299,074
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	leom